Motley Fool 100 Index ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Altaba, Inc. - Escrow Shares (a)(b)	8,664	$8,404

Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (b)	3,836	2,878,381
Howmet Aerospace, Inc.	20,338	3,455,223
TransDigm Group, Inc.	2,810	4,126,288
		10,459,892

Air Freight & Logistics - 0.2%
FedEx Corp.	12,016	2,620,690

Automobiles - 4.1%
Tesla, Inc. (b)	163,102	56,508,319

Banks - 2.9%
JPMorgan Chase & Co.	142,498	37,619,472
Truist Financial Corp.	65,543	2,588,948
		40,208,420

Beverages - 0.2%
Monster Beverage Corp. (b)	48,886	3,126,260

Biotechnology - 1.7%
Alnylam Pharmaceuticals, Inc. (b)(c)	6,498	1,979,031
Amgen, Inc.	27,253	7,853,769
Biogen, Inc. (b)	7,345	953,308
Gilead Sciences, Inc.	62,552	6,885,724
Vertex Pharmaceuticals, Inc. (b)	12,883	5,694,930
		23,366,762

Broadline Retail - 6.4%
Amazon.com, Inc. (b)	409,107	83,871,026
Coupang, Inc. (b)	90,686	2,543,742
eBay, Inc. (c)	23,351	1,708,593
		88,123,361

Capital Markets - 1.5%
Charles Schwab Corp.	91,988	8,126,220
CME Group, Inc.	18,102	5,231,478
Intercontinental Exchange, Inc.	28,871	5,191,006
Nasdaq, Inc.	28,898	2,414,139
		20,962,843

Chemicals - 0.6%
Ecolab, Inc.	14,169	3,763,570
Sherwin-Williams Co.	12,638	4,534,641
		8,298,211

Commercial Services & Supplies - 0.9%
Cintas Corp.	20,246	4,585,719
Copart, Inc. (b)	48,491	2,496,317
Waste Management, Inc.	20,179	4,862,533
		11,944,569

Communications Equipment - 0.6%
Arista Networks, Inc. (b)	60,189	5,214,775
Motorola Solutions, Inc.	8,369	3,476,315
		8,691,090

Consumer Staples Distribution & Retail - 4.6%
Costco Wholesale Corp.	22,537	23,442,537
Walmart, Inc.	406,530	40,132,641
		63,575,178

Electric Utilities - 0.4%
Constellation Energy Corp.	15,731	4,816,046

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc. (c)	43,003	2,132,519

Entertainment - 3.1%
Electronic Arts, Inc.	13,061	1,877,910
Netflix, Inc. (b)	21,690	26,184,819
ROBLOX Corp. - Class A (b)	33,520	2,915,570
Take-Two Interactive Software, Inc. (b)	8,823	1,996,468
Walt Disney Co.	86,728	9,803,733
		42,778,500

Financial Services - 8.9%
Berkshire Hathaway, Inc. - Class B (b)	109,476	55,171,525
Block, Inc. (b)	29,547	1,824,527
Mastercard, Inc. - Class A	45,723	26,775,389
PayPal Holdings, Inc. (b)	49,700	3,492,916
Visa, Inc. - Class A	99,050	36,172,069
		123,436,426

Ground Transportation - 1.3%
Old Dominion Freight Line, Inc. (c)	10,624	1,701,646
Uber Technologies, Inc. (b)	105,986	8,919,782
Union Pacific Corp.	30,320	6,720,731
		17,342,159

Health Care Equipment & Supplies - 1.2%
DexCom, Inc. (b)	19,584	1,680,307
GE HealthCare Technologies, Inc. (c)	22,973	1,620,516
IDEXX Laboratories, Inc. (b)	4,051	2,079,621
Intuitive Surgical, Inc. (b)	18,180	10,041,541
ResMed, Inc. (c)	7,354	1,800,186
		17,222,171

Health Care Providers & Services - 1.0%
CVS Health Corp.	64,779	4,148,447
HCA Healthcare, Inc.	12,324	4,700,251
McKesson Corp.	6,363	4,578,242
		13,426,940

Health Care Technology - 0.2%
Veeva Systems, Inc. - Class A (b)	8,155	2,280,953

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A (b)	31,181	4,022,349
Booking Holdings, Inc.	1,635	9,023,450
Chipotle Mexican Grill, Inc. (b)	68,070	3,408,946
DoorDash, Inc. - Class A (b)	21,083	4,398,968
Marriott International, Inc. - Class A	13,829	3,648,505
Starbucks Corp.	54,438	4,570,070
		29,072,288

Industrial Conglomerates - 0.3%
3M Co.	27,263	4,044,466

Insurance - 0.6%
Progressive Corp.	29,753	8,477,522

Interactive Media & Services - 10.4%
Alphabet, Inc. - Class A	4,164	715,126
Alphabet, Inc. - Class C	463,199	80,063,947
Meta Platforms, Inc. - Class A	97,831	63,344,594
		144,123,667

IT Services - 0.7%
Cloudflare, Inc. - Class A (b)	17,334	2,875,537
Cognizant Technology Solutions Corp. - Class A	24,816	2,009,848
Gartner, Inc. (b)	3,841	1,676,289
Snowflake, Inc. - Class A (b)	16,727	3,440,242
		10,001,916

Machinery - 0.2%
Cummins, Inc.	6,864	2,206,639

Media - 0.1%
Trade Desk, Inc. - Class A (b)	23,844	1,793,546

Oil, Gas & Consumable Fuels - 0.2%
Kinder Morgan, Inc.	114,320	3,205,533

Pharmaceuticals - 2.6%
Bristol-Myers Squibb Co.	97,222	4,693,878
Eli Lilly & Co.	43,007	31,724,974
		36,418,852

Real Estate Management & Development - 0.1%
CoStar Group, Inc. (b)	20,551	1,511,732

Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc. (b)	77,645	8,597,631
Broadcom, Inc.	238,385	57,705,857
Lam Research Corp.	64,469	5,208,450
NVIDIA Corp.	942,536	127,364,890
		198,876,828

Software - 15.1%
Adobe Systems, Inc. (b)	22,038	9,147,753
Autodesk, Inc. (b)	10,645	3,152,197
Crowdstrike Holdings, Inc. - Class A (b)	12,401	5,845,459
Datadog, Inc. - Class A (b)	17,217	2,029,540
Fair Isaac Corp. (b)	1,203	2,076,715
Fortinet, Inc. (b)	38,584	3,927,080
Intuit, Inc.	14,189	10,690,986
Microsoft Corp.	287,122	132,179,484
Palo Alto Networks, Inc. (b)(c)	33,211	6,390,461
Salesforce, Inc.	45,831	12,162,173
ServiceNow, Inc. (b)	10,424	10,539,602
Synopsys, Inc. (b)	7,728	3,585,637
Workday, Inc. - Class A (b)	13,328	3,301,479
Zoom Communications, Inc. - Class A (b)	15,337	1,246,131
Zscaler, Inc. (b)	7,733	2,131,988
		208,406,685

Specialized REITs - 0.9%
American Tower Corp.	23,847	5,118,759
Digital Realty Trust, Inc.	16,866	2,892,856
Equinix, Inc.	4,863	4,322,332
		12,333,947

Specialty Retail - 1.9%
Home Depot, Inc.	50,384	18,555,924
TJX Cos., Inc.	57,017	7,235,457
		25,791,381

Technology Hardware, Storage & Peripherals - 8.0%
Apple, Inc.	549,842	110,435,766

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. - Class B	70,634	4,279,714

Wireless Telecommunication Services - 1.0%
T-Mobile US, Inc.	57,911	14,026,044
TOTAL COMMON STOCKS (Cost $973,352,663)		1,376,336,239

SHORT-TERM INVESTMENTS - 1.1%		Value
Investments Purchased with Proceeds from Securities Lending - 1.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	14,587,938	14,587,938
TOTAL SHORT-TERM INVESTMENTS (Cost $14,587,938)		14,587,938

TOTAL INVESTMENTS - 100.8% (Cost $987,940,601)		1,390,924,177
Liabilities in Excess of Other Assets - (0.8)%		(11,210,570)
TOTAL NET ASSETS - 100.0%		$1,379,713,607
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,404 or 0.0% of net assets as of May 31, 2025.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $14,452,812 which represented 1.0% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Motley Fool 100 Index ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	1,376,327,835	–	8,404	1,376,336,239
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	14,587,938
Total Investments	1,376,327,835	–	8,404	1,390,924,177

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $14,587,938 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.